(ICON)

Prudential
Structured
Maturity
Fund, Inc.
------------------
Income Portfolio

ANNUAL
REPORT
Dec. 31, 1997

(LOGO)

Prudential Structured Maturity Fund, Inc.
Income Portfolio

Performance At A Glance.
Gains on bonds issued by U.S. media and
financial services firms
proved resilient as a wave of consolidation and fresh investments swept through these industries. For the 12-month period ended
December 31, 1997, the Prudential Structured
Maturity Fund
performed in line with the average short-term bond fund measured by Lipper Analytical Services because we were heavily invested in the bonds of recently merged companies, such as Salomon Inc.

Cumulative Total Returns1
As of 12/31/97
                                       One
Five        Since
                                       Year
Years     Inception2
Class A                                6.81%
33.54       82.47%
Class B                                6.13
29.15       29.57
Class C                                6.13
N/A        22.79
Class Z                                7.01
N/A         7.64
Lipper S-T Inv. Grade Debt Fds Avg3    6.62
33.14        ***

Average Annual Total Returns1
As of 12/31/97
                                       One
Five         Since
                                       Year
Years      Inception2
Class A                                3.34%
5.26%     7.06%  (6.66%)
Class B                                3.13
5.25      5.25
Class C                                5.13
N/A      6.19
Class Z                                7.01
N/A      7.33

Dividends & Yields
As of 12/31/97
                      Total Distributions
30-Day
                        Paid for 12 Mos.
SEC Yield
Class A                     $0.76
6.12%
Class B                     $0.69
5.66
Class C                     $0.69
5.66
Class Z                     $0.81
6.42

Past performance is not indicative of future results. Principal and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

1 Source: Prudential Investments Fund
Management and Lipper
Analytical Services. The cumulative total returns do not take into account sales charges. The average annual returns do take into account applicable sales charges. The
Fund charges a
maximum front-end sales load of 3% for Class A shares and a four-year, declining contingent deferred sales charge
(CDSC) of 3%, 2%, 1% and 1% for Class B
shares. Class C
shares have a 1% CDSC for one year. The
numbers in
parentheses () show the Fund's average annual returns and 30-day SEC yield without waiver of management fees and/or expense subsidization. Class B shares automatically convert to Class A shares on a quarterly basis, after approximately five years. Class Z shares do not carry a distribution fee or a sales charge.

2 Inception dates: Class A, 9/1/89; Class B,
12/9/92;
Class C, 8/1/94; and Class Z, 12/16/96.

3 The Lipper Short-Term Investment Grade Debt average includes 88 funds for one year and 37 funds for five years since inception of the Class A shares on 9/1/89.

***Lipper Since Inception returns are: Class
A, 79.55%;
Class B, 34.72%; Class C, 24.92%; and Class Z,
6.62% for
all funds in each share class.

How Investments Compared.
   (As of 12/31/97)
       (GRAPH)

Source: Lipper Analytical Services. Financial markets change, so a mutual fund's past performance should never be used to predict future results. The risks to each of the investments listed above are different -- we provide 12-month total returns for several Lipper mutual fund categories to show you that reaching for higher yields means tolerating more risk. The greater the risk, the larger the potential reward or loss.
In addition, we've included historical 20-year average annual returns. These returns assume the reinvestment of dividends.

U.S. Growth Funds will fluctuate a great deal.
Investors
have received higher historical total returns from stocks than from most other investments. Smaller capitalization stocks offer greater potential for long-term growth but may be more volatile than larger capitalization stocks.

General Bond Funds provide more income than stock funds, which can help smooth out their total returns year by year.
But their prices still fluctuate (sometimes significantly) and their returns have been historically lower than those of stock funds.

General Municipal Debt Funds invest in bonds issued by state governments, state agencies and/or municipalities. This investment provides income that is usually exempt from federal and state income taxes.

Money Market Funds attempt to preserve a constant share value; they don't fluctuate much in price but, historically, their returns have been generally among the lowest of the major investment categories.

Tony Rodriguez, Fund Manager
(PICTURE)

Portfolio
Manager's Report

The Prudential Structured Maturity Fund --
Income Portfolio features
a fixed or laddered maturity format where assets are allocated evenly among six maturity ranges or rungs of from one to six years. Within this structure, your Fund seeks high current income consistent with the preservation of principal by investing in corporate bonds, government bonds and U.S.
dollar-denominated "Yankee bonds" of foreign corporations or governments. There can be no assurance that the Fund will achieve its investment objective.

Inflation Conquered?

Inflation inched up 1.7% during 1997 and will likely remain subdued this year because U.S. companies face increased competition from cheaper Asian imports. This is good news for bondholders who fear that mounting inflationary pressures will erode the value of their bonds' fixed interest and principal payments.

Strategy Session.
Spring, Summer
Were Nearly Ideal.

During the past 12 months, investors initially drove bond prices lower (and yields higher ) because they correctly expected an increase in the federal funds rate that was designed to slow U.S. economic growth and head off higher inflation. Inflation is the archenemy of bondholders because it erodes the value of a bond's fixed interest and principal payments. Therefore, many investors believed the U.S. central bank made a pre-emptive strike against inflation when it raised the federal funds rate by a quarter percentage point to 5.50% last March.

In the spring, bond prices began to climb because investors realized a second change in monetary policy was unnecessary since inflationary pressures remained subdued.
As the bond
market rally continued, investors increasingly sought corporate bonds that provided incremental yield over
U.S. Treasury securities. Emerging market bonds, such as those issued by South American governments, were also prized for their attractive yields. On the whole, nearly ideal conditions persisted in the spring and summer.

Autumn's Chill.
Autumn, however, bought more than a change in weather. A financial crisis simmering in Asia boiled over in October, engulfing global financial markets. The Dow
Jones Industrial
Average plunged a record 554 points on October
27. Frightened
investors sold emerging market bonds and purchased Treasuries, which were viewed as a safe haven from the turmoil. The strong rally in Treasuries drove the 30-year benchmark bond yield down to 5.87% on December 23, its lowest level of the year.
By contrast, yields on emerging market debt securities moved sharply higher, while U.S. corporate bond yields rose to a lesser extent.

    Portfolio Composition.
Sectors expressed as a percentage of
 total investments as of 12/31/97.
              (PIE)

What Went Well.
The Song of Salomon,
(Brothers, That Is).

Wall Street cheered the news that Salomon
Brothers would soon
join the family of insurance giant Travelers
Group. Following
the announcement in September, prices of
Salomon Brothers
bonds rallied sharply. Investors received
further
encouragement in December when Standard &
Poor's
upgraded Salomon's ratings, noting that
holders of
Salomon bonds now own debt of a bigger company
with
better credit quality. Your Fund figured among
the
fortunate as Salomon debt securities comprised
5%
of its total investments as of December 31, 1997.

Channel Surfing.

Cable television bonds got a shot in the arm after Microsoft announced plans to invest $1 billion in Comcast, and
Cablevision Systems agreed to purchase Tele-
Communications
Inc.'s cable television subsidiary located in the New York area. Tele-Communications Inc. also reported several joint ventures this year that enabled it to cut debt on its balance sheet and better organize its cable systems around the country. Similarly, growing enthusiasm for the cable television industry helped bolster Time Warner bonds.
The nation's largest media and entertainment company also slashed costs this year, and investors expect Time
Warner to benefit from increased advertising revenues at its cable television networks. These positive developments enhanced the Fund's returns as both
Tele-Communications and Time Warner comprised
6% of
its total investments at the end of the year.

Five Largest
Issuers.
6.2%  Tele-Communications
      Media
6.0%  Time Warner, Inc.
      Media
5.9%  News America Holdings
      Media
5.2%  Capital One Bank
      Banking
5.2%  RJR Nabisco
      Industrial Services

Expressed as a percentage of net assetsas of 12/31/97.

And Not So Well.
Asian Flu.

Thailand was the first to show symptoms of the economic malaise that spread beyond Southeast Asia and infected stock, bond, and currency markets around the world. In early July, the Thai baht was freed from its peg with the
U.S. dollar and quickly tumbled more than 15%.
Neighboring
currencies soon suffered sharp declines as well. As fear about Asian economic turmoil grew, emerging market bonds were particularly hard hit so that the difference between their yields and yields on Treasuries increased significantly. For example, money managers sold Russian debt securities out of fear that troubled
South Korean
banks would have to liquidate substantial holdings of these bonds. Your Fund suffered because
Russian bonds
comprised 8% of its total investments as the reporting period ended.

Looking Ahead.
We believe the U.S. corporate
bond sell-off that began in late October was exaggerated.

The fundamental strength of the corporate sector will not crumble even if Asian economic weakness places a slight drag on the U.S. economy. Indeed, Federal
Reserve Chairman
Alan Greenspan said the difficulty in Asia and other regions should not imperil prosperity in the U.S. or the fitness of the country's financial system. We believe a less robust economic expansion and a strong U.S. dollar could help stave off any incipient inflationary pressures and that would be positive news for corporate bonds. As for monetary policy, we expect the federal funds rate to remain at 5.50% for the immediate future since an increase would risk drawing more investments into the
U.S. from fragile Asian markets.

President's Letter
February 2, 1998
(PICTURE)

Investing Smart.

Dear Shareholder:

This is the season when many investors receive income tax refunds or have a CD or two maturing. What will you do with these assets?
Investing smart can be a challenge especially given today's new investment choices.

The Federal Taxpayer Relief Act of 1997 is changing the way
Americans invest and accumulate wealth, save for college or build a nest egg for retirement. While the law offers opportunity, it is also complex. You may need help to put things in perspective.

Now may be an excellent time for you and your Prudential
Financial Professional to update your
investment strategy
and retirement plan. A wise investor does so periodically.
You could find the tax law opening doors that may benefit you now or over the long term, such as --

--    Revised Capital Gains Tax Rates &
Exclusions. Long-term
rates are down. Is your portfolio positioned to benefit? Also, new rules allow you to keep more of the profit from the sale of your home (perhaps up to $500,000 more).

--   New Roth IRAs. The Roth IRA features tax-
free distributions
and does not require mandatory withdrawals, which should be of particular interest to retirees seeking to shelter assets in a tax-free account.

--    New Education IRAs. Similar to a
traditional IRA, but
specifically designed for higher education.
The new law also
creates credits and deductions to help defray college costs.

--    Expanded IRAs. Rules governing
traditional IRAs have
been extensively revised. Deductibility and contribution limits have been broadened as has the list for penalty-free early withdrawals, including first-time home buyers.

As you can see, what you don't know may cost you! That's why
I recommend you call your Prudential Financial
Professional
and get a free investment plan checkup. Let us give you the information and tools to invest smart.


Sincerely,

Brian M. Storms
President, Prudential Mutual Funds & Annuities

Commentary on Presentation of Portfolio of
Investments:
The Portfolio of Investments, following
hereto, is presented in a 'laddered'
maturity structure. The Income Portfolio
invests in investment grade corporate
debt securities and in obligations of the U.S.
Government, its agencies and
instrumentalities with maturities of six years
or less. These securities are
categorized within six annual maturity
categories. (See D below.)
----------------------------------------------
----------------------------------
Portfolio of Investments as
PRUDENTIAL STRUCTURED MATURITY FUND, INC.
of December 31, 1997                  INCOME
PORTFOLIO
----------------------------------------------
--------------

Moody's       Principal
Rating        Amount       Description
Value (Note 1)
(Unaudited)   (000)
----------------------------------------------
--------------
5-6 YEARS--17.3%
Baa3          $   7,000    RJR Nabisco, Inc.,
                           (Industrial
Services)
                           7.63%, 9/15/03
$   7,154,840
Ba1               2,300    Seagull Energy
Corp.,
                           (Utilities)
                           7.88%, 8/1/03
2,409,250
Ba1               8,000    Tele-
Communications, Inc.,

(Telecommunications)
                           8.25%, 1/15/03
8,543,120
Ba2               6,000    Viacom, Inc.,
                           (Media)
                           6.75%, 1/15/03
5,895,480

-------------

24,002,690
----------------------------------------------
--------------
4-5 YEARS--15.2%
Ba1               7,500    Industrial Finance
Corp.,
                           (Financial
Services)
                           7.75%, 8/4/07DD
7,125,000
Baa1              7,000    Lehman Brothers
Holdings,
                           Inc.,
                           (Investment
Banking)
                           6.50%, 10/1/02
6,987,400
A2                6,750    Salomon Smith
Barney Inc.,
                           (Investment
Banking)
                           7.30%, 5/15/02
6,966,068

-------------

21,078,468
3-4 YEARS--17.9%
Baa3          $   7,000    Capital One Bank,
                           (Banking)
                           7.08%, 10/30/01
$   7,162,540
Baa3              6,100    Continental
Cablevision,
                           Inc.,

(Telecommunications)
                           8.50%, 9/15/01
6,478,932
Baa2              4,000    Federated
Department
                           Stores, Inc.,
                           (Retail)
                           10.00%, 2/15/01
4,394,000
Ba2               7,000    Ministry of
Finance,
                           (Foreign
Government)
                           (Russia)
                           9.25%, 11/27/01
6,685,000

-------------

24,720,472
----------------------------------------------
--------------
2-3 YEARS--16.7%
BBB*              2,000    Banco de Commercio,
                           (Banking)
(Colombia)
                           8.63%, 6/2/00
2,045,000
Ba2               5,000    City of Moscow,
                           (Foreign
Government)
                           (Russia)
                           9.50%, 5/31/00
4,725,000
Baa3              8,000    News America
Holdings,
                           Inc.,
                           (Media)
                           7.50%, 3/1/00
8,179,680
Ba1               8,000    Time Warner, Inc.,
                           (Media)
                           7.95%, 2/1/00
8,245,920

-------------

23,195,600

----------------------------------------------
----------------------------------
See Notes to Financial Statements.     3

Portfolio of Investments as
PRUDENTIAL STRUCTURED MATURITY FUND, INC.
of December 31, 1997                  INCOME
PORTFOLIO
----------------------------------------------
--------------

              Principal
Moody's       Amount
Rating        (000)       Description
Value (Note 1)
----------------------------------------------
--------------
1-2 YEARS--16.4%
Ba3           $  7,000    Advanta Corp.,
                          (Consumer Finance)
                          7.25%, 8/16/99
$     6,901,790
NR               3,000    Banco Ganadero S.A.,
                          (Banking) (Colombia)
                          9.75%, 8/26/99
3,082,500
Aaa              5,500    California
                          Infrastructure &
                          Economic Development
                          Bank, (Asset-Backed)
                          (Average Life 1.79
                          years)D
                          6.14%, 3/25/02
5,511,000
Baa2             3,000    Crane Co.,
                          (Industrial
Services)
                          7.25%, 6/15/99
3,041,850
Baa2             1,000    Federal Express
Corp.,
                          (Consumer Services)
                          10.05%, 6/15/99
1,055,290
Baa3             3,000    Republic of
Colombia,
                          (Foreign Government)
                          8.75%, 10/6/99
3,089,460

---------------

22,681,890
----------------------------------------------
--------------
WITHIN 1 YEAR--15.0%
Baa2             6,500    Enterprise Rent-A-
Car
                          Finance Co.,
                          (Financial Services)
                          7.88%, 3/15/98
6,524,180
A3               6,000    Kansallis-Osake-
Pankki
                          Bank,
                          (Banking) (Finland)
                          9.75%, 12/15/98
6,185,100
                 8,058    Joint Repurchase
                          Agreement Account,
(Note
                          5)
                          6.63%, 1/2/98
8,058,000

---------------

20,767,280
----------------------------------------------
--------------
Total Investments--98.5%
                          (cost $137,234,577;
Note
                          4)
136,446,400
                          Other assets in
excess
                          of liabilities--1.5%
2,112,879

---------------
                          Net Assets--100%
$   138,559,279

---------------

---------------

 * Standard & Poor's Rating.
 D Average life is defined as the weighted average time to the return of a dollar of principal and is commonly used as the measure of investment life for pass-through securities such as asset-backed and mortgage-backed securities.
DD Security is putable in August 2002.
The industry classification of portfolio holdings and other net assets shown as a percentage of net assets as of December 31, 1997 were as follows:

Media.........................................
 ........   16.1%
Banking.......................................
 ........   13.3
Telecommunications............................
 ........   10.8
Foreign
Government....................................
10.5
Investment
Banking....................................
10.1
Financial
Services....................................
9.8
Industrial
Services...................................
7.4
Repurchase
Agreement..................................
5.8
Consumer
Finance......................................
5.0
Asset-
Backed........................................
 ..    4.0
Retail........................................
 ........    3.2
Utilities.....................................
 ........    1.7
Consumer
Services.....................................
0.8
Other assets in excess of
liabilities.................    1.5

-----

100.0%

-----

-----

----------------------------------------------
----------------------------------
See Notes to Financial Statements.     4

PRUDENTIAL STRUCTURED MATURITY FUND, INC.
Statement of Assets and Liabilities   INCOME
PORTFOLIO
----------------------------------------------
----------------------------------

 Assets
December 31, 1997
Investments, at value (cost
$137,234,577).................................
 ..............................        $
136,446,400
Cash..........................................
 ..............................................
 ............               43,864
Interest
receivable....................................
 ..............................................
 ...            2,679,997
Receivable for Fund shares
sold..........................................
 ...............................
121,744
Prepaid expenses and other
assets........................................
 ...............................
4,069

-----------------
   Total
assets........................................
 ..............................................
 ...          139,296,074

-----------------
Liabilities
Payable for Fund shares
reacquired....................................
 ..................................
308,221
Accrued
expenses......................................
 ..............................................
 ....              305,362
Distribution fee
payable.......................................
 .........................................
52,004
Management fee
payable.......................................
 ...........................................
47,138
Dividends
payable.......................................
 ..............................................
 ..               24,070

-----------------
   Total
liabilities...................................
 ..............................................
 ...              736,795

-----------------
Net
Assets........................................
 ..............................................
 ........        $ 138,559,279

-----------------

-----------------
Net assets were comprised of:
   Common stock, at
par...........................................
 ......................................
$     122,085
   Paid-in capital in excess of
par...........................................
 ..........................
147,790,686

-----------------

147,912,771
   Accumulated net realized loss on
investments...................................
 ......................           (8,565,315)
   Net unrealized depreciation on
investments...................................
 ........................             (788,177)

-----------------
Net assets at December 31,
1997..........................................
 ...............................        $
138,559,279

-----------------

-----------------
Class A:
   Net asset value and redemption price per
share
      ($65,430,640 / 5,763,821 shares of
common stock issued and
outstanding)...........................
$11.35
   Maximum sales charge (3.25% of offering
price)........................................
 ...............                  .38
   Maximum offering price to
public........................................
 .............................
$11.73
Class B:
   Net asset value, offering price and
redemption price per share
      ($71,030,410 / 6,259,761 shares of
common stock issued and
outstanding)...........................
$11.35
Class C:
   Net asset value, offering price and
redemption price per share
      ($1,314,380 / 115,833 shares of common
stock issued and
outstanding)..............................
$11.35
Class Z:
   Net asset value, offering price and
redemption price per share
      ($783,849 / 69,064 shares of common
stock issued and
outstanding).................................
$11.35

----------------------------------------------
----------------------------------
See Notes to Financial Statements.     5

PRUDENTIAL STRUCTURED MATURITY FUND, INC.
INCOME PORTFOLIO
Statement of Operations
----------------------------------------------
--------------

Year Ended
Net Investment Income
December 31, 1997
Income
   Interest..............................
$11,501,621
                                            --
---------------
Expenses
   Distribution fee--Class A.............
70,899
   Distribution fee--Class B.............
612,548
   Distribution fee--Class C.............
9,967
   Management fee........................
616,855
   Transfer agent's fees and expenses....
285,000
   Reports to shareholders...............
130,000
   Registration fees.....................
85,000
   Custodian's fees and expenses.........
77,000
   Audit fee.............................
38,000
   Directors' fees.......................
30,000
   Legal fees............................
15,000
   Miscellaneous.........................
17,007
                                            --
---------------
      Total expenses.....................
1,987,276
                                            --
---------------
Net investment income....................
9,514,345
                                            --
---------------
Realized and Unrealized Gain (Loss)
on Investments
Net realized gain on investment
   transactions..........................
2,023,447
Net change in unrealized depreciation of
   investments...........................
(1,892,170)
                                            --
---------------
Net gain on investments..................
131,277
                                            --
---------------
Net Increase in Net Assets
Resulting from Operations................
$ 9,645,622
                                            --
---------------
                                            --
---------------

PRUDENTIAL STRUCTURED MATURITY FUND, INC.
INCOME PORTFOLIO
Statement of Operations
Statement of Changes in Net Assets
----------------------------------------------
--------------

Increase (Decrease)                   Year
Ended December 31,
in Net Assets                        1997
1996
Operations
   Net investment income.....    $   9,514,345
$  11,370,833
   Net realized gain (loss)
      on investment
      transactions...........        2,023,447
(3,071,885)
   Net change in unrealized
      depreciation on
      investments............
(1,892,170)          (1,511,234)
                               ---------------
--    -----------------
   Net increase in net assets
      resulting from
      operations.............        9,645,622
6,787,714
                               ---------------
--    -----------------
Dividends (Note 1)
   Dividends from net
      investment income
      Class A................
(4,623,453)          (5,213,753)
      Class B................
(4,791,826)          (6,084,170)
      Class C................
(78,062)             (72,909)
      Class Z................
(21,004)                  (1)
                               ---------------
--    -----------------

(9,514,345)         (11,370,833)
                               ---------------
--    -----------------
   Dividends in excess of net
      investment income
      Class A................
(114,961)            (136,132)
      Class B................
(124,751)            (166,601)
      Class C................
(2,340)              (2,408)
      Class Z................
(1,592)                  (1)
                               ---------------
--    -----------------

(243,644)            (305,142)
                               ---------------
--    -----------------
Fund share transactions
   (Net of share conversions) (Note 6)
   Net proceeds from shares
      subscribed.............       13,181,656
25,615,019
   Net asset value of shares
      issued to shareholders
      in reinvestment of
      dividends and
      distributions..........        6,601,473
7,793,568
   Cost of shares
      reacquired.............
(54,029,826)         (65,822,535)
                               ---------------
--    -----------------
   Net decrease in net assets
      from
      Fund share
      transactions...........
(34,246,697)         (32,413,948)
                               ---------------
--    -----------------
Total decrease...............
(34,359,064)         (37,302,209)
Net Assets
Beginning of year............      172,918,343
210,220,552
                               ---------------
--    -----------------
End of year..................    $ 138,559,279
$ 172,918,343
                               ---------------
--    -----------------
                               ---------------
--    -----------------

----------------------------------------------
----------------------------------
See Notes to Financial Statements.     6

                                 PRUDENTIAL
STRUCTURED MATURITY FUND, INC.
Notes to Financial Statements    INCOME
PORTFOLIO
----------------------------------------------
----------------------------------
Prudential Structured Maturity Fund, Inc. (the
'Fund'), is registered under the
Investment Company Act of 1940, as a
diversified, open-end management investment
company. The Fund consists of two portfolios--
the Income Portfolio (the
'Portfolio') and the Municipal Income
Portfolio. The Municipal Income Portfolio
has not yet begun operations. Investment
operations commenced on September 1,
1989. The Portfolio's investment objective is
high current income consistent
with the preservation of principal. The
ability of issuers of debt securities
held by the Portfolio to meet their
obligations may be affected by economic
developments in a specific industry or region.
----------------------------------------------
--------------
Note 1. Accounting Policies
The following is a summary of significant
accounting policies followed by the
Portfolio in the preparation of its financial
statements.
Securities Valuation: The Board of Directors
has authorized the use of an
independent pricing service to determine
valuations of U.S. Government and
corporate obligations. The pricing service
considers such factors as security
prices, yields, maturities, call features,
ratings and developments relating to
specific securities in arriving at securities
valuations. When market quotations
are not readily available, a security is
valued by appraisal at its fair value
as determined in good faith under procedures
established under the general
supervision and responsibility of the Board of
Directors.
Short-term securities which mature in more
than 60 days are valued at current
market quotations. Short-term securities which
mature in 60 days or less are
valued at amortized cost.
In connection with transactions in repurchase
agreements, the Portfolio's
custodian or designated subcustodians, as the
case may be under triparty
repurchase agreements, takes possession of the
underlying collateral securities,
the value of which at least equals the
principal amount of the repurchase
transaction, including accrued interest. To
the extent that any repurchase
transaction exceeds one business day, the
value of the collateral is
marked-to-market on a daily basis to ensure
the adequacy of the collateral. If
the seller defaults and the value of the
collateral declines or if bankruptcy
proceedings are commenced with respect to the
seller of the security,
realization of the collateral by the Portfolio
may be delayed or limited.
Securities Transactions and Net Investment
Income: Securities transactions are
recorded on the trade date. Realized gains and
losses on sales of securities are
calculated on the identified cost basis.
Interest income is recorded on the
accrual basis. Expenses are recorded on the
accrual basis which may require the
use of certain estimates by management.
Net investment income (other than distribution
fees) and unrealized and realized
gains or losses are allocated daily to each
class of shares based upon the
relative proportion of net assets of each
class at the beginning of the day.
Federal Income Taxes: It is the Portfolio's
policy to continue to meet the
requirements of the Internal Revenue Code
applicable to regulated investment
companies and to distribute all of its taxable
net income and capital gains, if
any, to its shareholders. Therefore, no
federal income tax provision is
required.
Dividends and Distributions: The Portfolio
declares daily and pays monthly
dividends from net investment income.
Distributions from net capital gains, if
any, are made at least annually. Dividends and
distributions are recorded on the
ex-dividend date.
Income and capital gain distributions are
determined in accordance with income
tax regulations which may differ from
generally accepted accounting principles.
Reclassification of Capital Accounts: The Fund
accounts and reports for
distributions to shareholders in accordance
with the American Institute of
Certified Public Accountants' Statement of
Position 93-2: Determination,
Disclosure, and Financial Statement
Presentation of Income, Capital Gain, and
Return of Capital Distributions by Investment
Companies. The effect of applying
this statement was to increase undistributed
net investment income and increase
accumulated net realized loss by $243,644 due
to the sale of securities
purchased with market discount. Net investment
income, net realized gains and
net assets were not affected by this change.
----------------------------------------------
--------------
Note 2. Agreements
The Fund has a management agreement with
Prudential Investments Fund Management
LLC ('PIFM'). Pursuant to this agreement, PIFM
has responsibility for all
investment advisory services and supervises
the subadviser's performance of such
services. PIFM has entered into a subadvisory
agreement with The Prudential
Investment Corporation ('PIC'); PIC furnishes
investment advisory services in
connection with the management of the Fund.
PIFM pays for the cost of the
subadviser's services, the compensation of
officers and employees of the Fund,
occupancy and certain clerical and bookkeeping
costs of the Fund. The Fund bears
all other costs and expenses.
----------------------------------------------
----------------------------------
                                    PRUDENTIAL
STRUCTURED MATURITY FUND, INC.
Notes to Financial Statements       INCOME
PORTFOLIO
----------------------------------------------
----------------------------------
The management fee paid PIFM is computed daily
and payable monthly, at an annual
rate of .40 of 1% of the average daily net
assets of the Portfolio.
The Fund has a distribution agreement with
Prudential Securities Incorporated
('PSI'), which acts as the distributor of the
Class A, Class B, Class C and
Class Z shares of the Fund. The Fund
compensates PSI for distributing and
servicing the Fund's Class A, Class B and
Class C shares, pursuant to plans of
distribution, (the 'Class A, B and C Plans'),
regardless of expenses actually
incurred by them. The distribution fees for
Class A, B and C shares are accrued
daily and payable monthly. No distribution or
service fees are paid to PSI as
distributor of the Class Z shares of the Fund.
Pursuant to the Class A, B and C Plans, the
Fund compensates PSI for the year
ended December 31, 1997 for distribution-
related activities at an annual rate of
up to .30 of 1%, 1% and 1%, of the average
daily net assets of the Class A, B
and C shares, respectively. Such expenses
under the Plans were .10 of 1%, .75 of
1% and .75 of 1% of the average daily net
assets of the Class A, B and C shares,
respectively for the year ended December 31,
1997.
PSI has advised the Portfolio that it has
received approximately $33,000 in
front-end sales charges resulting from sales
of Class A shares during the year
ended December 31, 1997. From these fees, PSI
paid such sales charges to Pruco
Securities Corporation, an affiliated broker-
dealer, which in turn paid
commissions to salespersons and incurred other
distribution costs.
PSI advised the Portfolio that for the year
ended December 31, 1997, it received
approximately $141,000 and $1,000 in
contingent deferred sales charges imposed
upon certain redemptions by Class B and Class
C shareholders, respectively.
PSI, PIFM and PIC are indirect, wholly owned
subsidiaries of The Prudential
Insurance Company of America.
The Fund, along with other affiliated
registered investment companies (the
'Funds'), has a credit agreement (the
'Agreement') with an unaffiliated lender.
The maximum commitment under the Agreement is
$200,000,000. Interest on any such
borrowings outstanding will be at market
rates. The purpose of the Agreement is
to serve as an alternative source of funding
for capital share redemptions. The
Fund did not borrowed any amounts pursuant to
the Agreement during the year
ended December 31, 1997. The Funds pay a
commitment fee at an annual rate of
 .055 of 1% on the unused portion of the credit
facility. The commitment fee is
accrued and paid quarterly on a pro rata basis
by the Funds. The Agreement
expired on December 30, 1997 and has been
extended through December 29, 1998
under the same terms.
----------------------------------------------
--------------
Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services LLC ('PMFS'),
a wholly owned subsidiary of PIFM,
serves as the Portfolio's transfer agent.
During the year ended December 31,
1997, the Portfolio incurred fees of
approximately $207,000 for the services of
PMFS. As of December 31, 1997, approximately
$16,500 of such fees were due to
PMFS. Transfer agent fees and expenses in the
Statement of Operations also
include certain out-of-pocket expenses paid to
nonaffiliates.
----------------------------------------------
--------------
Note 4. Portfolio Securities
Purchases and sales of portfolio securities,
excluding short-term investments,
for the year ended December 31, 1997 were
$266,446,730 and $307,519,349,
respectively.
The federal income tax basis of the
Portfolio's investments at December 31, 1997
was $137,234,577 and accordingly, net
unrealized depreciation for federal income
tax purposes was $788,177 (gross unrealized
appreciation--$932,679; gross
unrealized depreciation--$1,720,856).
For federal income tax purposes, the Portfolio
had a capital loss carryforward
as of December 31, 1997 of approximately
$8,540,000, of which $5,391,000 expires
in 2002 and $3,149,000 expires in 2004. Such
carryforward is after utilization
of approximately $1,789,000 to offset the
Portfolio's net taxable gains
recognized in the year ended December 31,
1997. Accordingly, no capital gain
distributions are expected to be paid to
shareholders until net gains have been
realized in excess of such carryforward.
----------------------------------------------
--------------
Note 5. Joint Repurchase Agreement Account
The Portfolio, along with other affiliated
registered investment companies,
transfers uninvested cash balances into a
single joint account, the daily
aggregate balance of which is invested in one
or more repurchase agreements
collateralized by U.S. Treasury or federal
agency obligations. As of December
31, 1997, the Portfolio has a .68% undivided
interest in the joint account. The
undivided interest for the Portfolio
represents $8,058,000 in the principal
amount. As of such date, each repurchase
agreement in the joint account and the
collateral therefor were as follows:
----------------------------------------------
----------------------------------
                                   PRUDENTIAL
STRUCTURED MATURITY FUND, INC.
Notes to Financial Statements      INCOME
PORTFOLIO
----------------------------------------------
----------------------------------
Credit Suisse First Boston Corp., 6.75%, in
the principal amount of
$342,000,000, repurchase price $342,128,250,
due 1/2/98. The value of the
collateral including accrued interest is
$353,486,750.
Deutsche Morgan Grenfell, Inc., 6.80%, in the
principal amount of $200,000,000,
repurchase price $200,075,555, due 1/2/98. The
value of the collateral including
accrued interest is $204,000,314.
SBC Warburg Asia Ltd., 6.55%, in the principal
amount of $142,000,000,
repurchase price $142,051,672, due 1/2/98. The
value of the collateral including
accrued interest is $144,862,841.
Morgan Stanley, Dean Witter, Discover & Co.,
5.95%, in the principal amount of
$151,553,000, repurchase price $151,603,097,
due 1/2/98. The value of the
collateral including accrued interest is
$154,584,932.
Salomon Smith Barney Inc, 6.75%, in the
principal amount of $342,000,000,
repurchase price $342,128,250, due 1/2/98. The
value of the collateral including
accrued interest is $350,295,372.
----------------------------------------------
--------------
Note 6. Capital
The Portfolio offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 3.25%. Class B shares are sold with a contingent deferred sales charge which declines from 3% to zero depending on the period of time the shares are held. Class C shares are sold with a contingent deferred sale charge of 1% during the first year. Class B shares automatically convert to Class A shares on a quarterly basis approximately five years after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Effective December 16, 1996, the Fund commenced offering Class Z shares.
Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.
There are 250 million authorized shares of $.01 par value common stock, divided into four classes, designated Class A, Class
B, Class C and Class Z common
stock, each of which consists of 62,500,000 authorized shares. Transactions in shares of common stock were as follows:

Class A
Shares        Amount
--------------------------------------  ------
----   ------------
Year ended December 31, 1997:
Shares sold...........................
516,648   $  5,870,704
Shares issued in reinvestment of
  dividends...........................
285,589      3,247,978
Shares reacquired.....................
(2,158,614)   (24,539,475)
                                        ------
----   ------------
Net decrease in shares outstanding
  before conversion...................
(1,356,377)   (15,420,793)
Shares issued upon conversion from
  Class B.............................
340,959      3,874,591
                                        ------
----   ------------
Net decrease in shares outstanding....
(1,015,418)  $(11,546,202)
                                        ------
----   ------------
                                        ------
----   ------------
Class A
Shares        Amount
--------------------------------------  ------
----   ------------
Year ended December 31, 1996:
Shares sold...........................
1,150,292   $ 13,199,197
Shares issued in reinvestment of
  dividends...........................
311,003      3,533,398
Shares reacquired.....................
(2,636,204)   (30,074,596)
                                        ------
----   ------------
Net decrease in shares outstanding
  before conversion...................
(1,174,909)   (13,342,001)
Shares issued upon conversion from
  Class B.............................
305,819      3,462,886
                                        ------
----   ------------
Net decrease in shares outstanding....
(869,090)  $ (9,879,115)
                                        ------
----   ------------
                                        ------
----   ------------
Class B
--------------------------------------
Year ended December 31, 1997:
Shares sold...........................
503,206   $  5,716,542
Shares issued in reinvestment of
  dividends...........................
286,879      3,260,990
Shares reacquired.....................
(2,508,326)   (28,509,261)
                                        ------
----   ------------
Net decrease in shares outstanding
  before conversion...................
(1,718,241)   (19,531,729)
Shares reacquired upon conversion into
  Class A.............................
(340,959)    (3,874,591)
                                        ------
----   ------------
Net decrease in shares outstanding....
(2,059,200)  $(23,406,320)
                                        ------
----   ------------
                                        ------
----   ------------
Year ended December 31, 1996:
Shares sold...........................
1,010,371   $ 11,499,424
Shares issued in reinvestment of
  dividends...........................
369,545      4,198,055
Shares reacquired.....................
(3,089,496)   (35,143,225)
                                        ------
----   ------------
Net decrease in shares outstanding
  before conversion...................
(1,709,580)   (19,445,746)
Shares reacquired upon conversion into
  Class A.............................
(305,885)    (3,462,886)
                                        ------
----   ------------
Net decrease in shares outstanding....
(2,015,465)  $(22,908,632)
                                        ------
----   ------------
                                        ------
----   ------------
Class C
--------------------------------------
Year ended December 31, 1997:
Shares sold...........................
34,321   $    390,314
Shares issued in reinvestment of
  dividends...........................
6,203         70,513
Shares reacquired.....................
(47,631)      (540,812)
                                        ------
----   ------------
Net decrease in shares outstanding....
(7,107)  $    (79,985)
                                        ------
----   ------------
                                        ------
----   ------------
Year ended December 31, 1996:
Shares sold...........................
80,524   $    916,198
Shares issued in reinvestment of
  dividends...........................
5,471         62,115
Shares reacquired.....................
(53,376)      (604,714)
                                        ------
----   ------------
Net increase in shares outstanding....
32,619   $    373,599
                                        ------
----   ------------
                                        ------
----   ------------
Class Z
--------------------------------------
Year ended December 31, 1997:
Shares sold...........................
105,897   $  1,204,096
Shares issued in reinvestment of
  dividends...........................
1,931         21,992
Shares reacquired.....................
(38,782)      (440,278)
                                        ------
----   ------------
Net increase in shares outstanding....
69,046   $    785,810
                                        ------
----   ------------
                                        ------
----   ------------
Year ended December 31, 1996:
Shares sold...........................
18   $        200
                                        ------
----   ------------
                                        ------
----   ------------

----------------------------------------------
----------------------------------

PRUDENTIAL STRUCTURED MATURITY FUND, INC.
Financial Highlights                  INCOME
PORTFOLIO
----------------------------------------------
----------------------------------

Class A

----------------------------------------------
-----------

Year ended December 31,

----------------------------------------------
-----------

1997        1996        1995         1994
1993

-------     -------     -------     --------
--------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
year..................    $ 11.36     $ 11.63
$ 10.97     $  11.78     $  11.79

-------     -------     -------     --------
--------
Income from investment operations:
Net investment
income...............................
 .74         .73         .73          .65
 .71
Net realized and unrealized gain (loss) on
   investment
transactions..........................
 .01        (.25)        .66         (.80)
 .12

-------     -------     -------     --------
--------
   Total from investment
operations.................        .75
 .48        1.39         (.15)         .83

-------     -------     -------     --------
--------
Less distributions:
Dividends from net investment
income................       (.74)       (.73)
(.73)        (.65)        (.71)
Dividends in excess of net investment
income........       (.02)       (.02)      --
(.01)       --
Distributions from net realized
gains...............      --          --
--           --            (.13)

-------     -------     -------     --------
--------
   Total
distributions..............................
(.76)       (.75)       (.73)        (.66)
(.84)

-------     -------     -------     --------
--------
Net asset value, end of
year........................    $ 11.35     $
11.36     $ 11.63     $  10.97     $  11.78

-------     -------     -------     --------
--------

-------     -------     -------     --------
--------
TOTAL
RETURN(a):....................................
6.81%       4.32%      13.12%       (1.16)%
7.19%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year
(000).......................    $65,431
$77,031     $88,982     $ 91,680     $119,449
Average net assets
(000)............................    $70,899
$81,745     $89,500     $106,737     $114,728
Ratios to average net assets:
   Expenses, including distribution
fees............        .94%        .86%
 .82%         .94%         .80%
   Expenses, excluding distribution
fees............        .84%        .76%
 .72%         .84%         .70%
   Net investment
income............................       6.51%
6.38%       6.57%        5.88%        5.92%
For Class A, B, C and Z shares:
   Portfolio
turnover...............................
180%        170%        160%         123%
137%

---------------
(a) Total return does not consider the effects
of sales loads. Total return is
    calculated assuming a purchase of shares
on the first day and a sale on the
    last day of each year reported and
includes reinvestment of dividends and
    distributions.
----------------------------------------------
----------------------------------
See Notes to Financial Statements.     10

                                PRUDENTIAL
STRUCTURED MATURITY FUND, INC.
Financial Highlights            INCOME
PORTFOLIO
----------------------------------------------
----------------------------------

Class B

----------------------------------------------
-------------

Year ended December 31,

----------------------------------------------
-------------

1997         1996         1995         1994
1993

-------     --------     --------     --------
--------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
year........................    $ 11.36     $
11.63     $  10.97     $  11.78     $  11.79

-------     --------     --------     --------
--------
Income from investment operations:
Net investment
income.....................................
 .67          .65          .66          .58
 .62
Net realized and unrealized gain (loss) on
investment

transactions..................................
 .........        .01         (.25)         .66
(.80)         .12

-------     --------     --------     --------
--------
   Total from investment
operations.......................        .68
 .40         1.32         (.22)         .74

-------     --------     --------     --------
--------
Less distributions:
Dividends from net investment
income......................       (.67)
(.65)        (.66)        (.58)        (.62)
Dividends in excess of net investment
income..............       (.02)        (.02)
--            (.01)       --
Distributions from net realized
gains.....................      --           -
-           --           --            (.13)

-------     --------     --------     --------
--------
   Total
distributions.................................
 ...       (.69)        (.67)        (.66)
(.59)        (.75)

-------     --------     --------     --------
--------
Net asset value, end of
year..............................    $ 11.35
$  11.36     $  11.63     $  10.97     $
11.78

-------     --------     --------     --------
--------

-------     --------     --------     --------
--------
TOTAL
RETURN(a):....................................
 ......       6.13%        3.64%       12.40%
(1.83)%       6.38%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year
(000).............................    $71,030
$94,490     $120,188     $130,258     $123,306
Average net assets
(000)..................................
$81,673     $106,224     $125,230     $134,985
$69,314
Ratios to average net assets:
   Expenses, including distribution
fees..................       1.59%
1.51%        1.47%        1.66%        1.55%
   Expenses, excluding distribution
fees..................        .84%
 .76%         .72%         .84%         .70%
   Net investment
income..................................
5.87%        5.73%        5.92%        5.17%
5.08%

---------------
(a) Total return does not consider the effects
of sales loads. Total return is
    calculated assuming a purchase of shares
on the first day and a sale on the
    last day of each period reported and
includes reinvestment of dividends and
    distributions.
----------------------------------------------
----------------------------------
See Notes to Financial Statements.     11

                                 PRUDENTIAL
STRUCTURED MATURITY FUND, INC.
Financial Highlights             INCOME
PORTFOLIO
----------------------------------------------
----------------------------------

Class C                          Class Z

---------------------------------------------
------------

August 1,

1994(d)

Year ended December 31,          Through
Year ended

----------------------------     December 31,
December 31,

1997       1996       1995          1994
1997

------     ------     ------     ------------
------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
period......................    $11.36
$11.63     $10.97        $11.30
$11.37

------     ------     ------         -----
-----
Income from investment operations:
Net investment
income.....................................
 .67        .65        .66           .23
 .77
Net realized and unrealized gain (loss) on
investment

transactions..................................
 .........       .01       (.25)       .66
(.32)             .02

------     ------     ------         -----
-----
   Total from investment
operations.......................       .68
 .40       1.32          (.09)             .79

------     ------     ------         -----
-----
Less distributions:
Dividends from net investment
income......................      (.67)
(.65)      (.66)         (.23)
(.77)
Dividends in excess of net investment
income..............      (.02)      (.02)
--            (.01)            (.04)

------     ------     ------         -----
-----
   Total
distributions.................................
 ...      (.69)      (.67)      (.66)
(.24)            (.81)

------     ------     ------         -----
-----
Net asset value, end of
period............................    $11.35
$11.36     $11.63        $10.97
$11.35

------     ------     ------         -----
-----

------     ------     ------         -----
-----
TOTAL
RETURN(a):....................................
 ......      6.13%      3.64%     12.40%
(0.68)%           7.01%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
(000)...........................    $1,314
$1,396     $1,050          $371
$784
Average net assets
(000)..................................
$1,329     $1,270       $667          $192
$313
Ratios to average net assets:
   Expenses, including distribution
fees..................      1.59%      1.51%
1.47%         1.90%(b)          .84%
   Expenses, excluding distribution
fees..................       .84%       .76%
 .72%         1.15%(b)          .84%
   Net investment
income..................................
5.87%      5.73%      5.92%         5.30%(b)
6.71%

December 16,

1996(e)

Through

December 31,

1996

------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
period......................     $11.41

-----
Income from investment operations:
Net investment
income.....................................
 .09
Net realized and unrealized gain (loss) on
investment

transactions..................................
 .........       (.02)

-----
   Total from investment
operations.......................        .07

-----
Less distributions:
Dividends from net investment
income......................       (.09)
Dividends in excess of net investment
income..............       (.02)

-----
   Total
distributions.................................
 ...       (.11)

-----
Net asset value, end of
period............................     $11.37

-----

-----
TOTAL
RETURN(a):....................................
 ......        .59%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
(000)...........................       $200(f)
Average net assets
(000)..................................
$200(f)
Ratios to average net assets:
   Expenses, including distribution
fees..................        .76%(b)
   Expenses, excluding distribution
fees..................        .76%(b)
   Net investment
income..................................
6.48%(b)

---------------
(a) Total return does not consider the effects
of sales loads. Total return is
    calculated assuming a purchase of shares
on the first day and a sale on the
    last day of each period reported and
includes reinvestment of dividends and
    distributions. Total returns for periods
of less than one full year are not
    annualized.
(b) Annualized.
(d) Commencement of offering of Class C
shares.
(e) Commencement of offering of Class Z
shares.
(f) Figures are actual and are not rounded to
the nearest thousand.
----------------------------------------------
----------------------------------
See Notes to Financial Statements.     12

PRUDENTIAL STRUCTURED MATURITY FUND, INC.
Report of Independent Accountants     INCOME
PORTFOLIO
----------------------------------------------
----------------------------------
To the Shareholders and Board of Directors of
Prudential Structured Maturity Fund, Inc.,
Income Portfolio:
In our opinion, the accompanying statement of
assets and liabilities, including
the portfolio of investments, and the related
statements of operations and of
changes in net assets and the financial
highlights present fairly, in all
material respects, the financial position of
Prudential Structured Maturity
Fund, Inc., Income Portfolio (the 'Fund') at
December 31, 1997, the results of
its operations, the changes in its net assets
and the financial highlights for
the year then ended, in conformity with
generally accepted accounting
principles. These financial statements and
financial highlights (hereafter
referred to as 'financial statements') are the
responsibility of the Fund's
management; our responsibility is to express
an opinion on these financial
statements based on our audit. We conducted
our audit of these financial
statements in accordance with generally
accepted auditing standards which
require that we plan and perform the audit to
obtain reasonable assurance about
whether the financial statements are free of
material misstatement. An audit
includes examining, on a test basis, evidence
supporting the amounts and
disclosures in the financial statements,
assessing the accounting principles
used and significant estimates made by
management, and evaluating the overall
financial statement presentation. We believe
that our audit, which included
confirmation of securities at December 31,
1997 by correspondence with the
custodian and brokers, provides a reasonable
basis for the opinion expressed
above. The accompanying statement of changes
in net assets for the year ended
December 31, 1996 and the financial highlights
for the periods other than the
year ended December 31, 1997 were audited by
other independent accountants,
whose opinion dated February 14, 1997 was
unqualified.
PRICE WATERHOUSE LLP
1177 Avenue of the Americas
New York, New York
February 13, 1998
----------------------------------------------
----------------------------------
                                       13

                            PRUDENTIAL
STRUCTURED MATURITY FUND, INC.
Change of Auditors          INCOME PORTFOLIO
----------------------------------------------
----------------------------------
Effective March 1, 1997, Deloitte & Touche LLP
was terminated as the Fund's
auditors. For the years ended December 31,
1989 through December 31, 1996,
Deloitte & Touche LLP expressed an unqualified
opinion on the Portfolio's
financial statements. There were no
disagreements between Fund management and
Deloitte & Touche LLP prior to their
termination. The Board of Directors
approved the termination of Deloitte & Touche
LLP and the appointment of Price
Waterhouse LLP as the Fund's independent
accountants.
Federal Income Tax Information (Unaudited)
----------------------------------------------
----------------------------------
We are required by the Internal Revenue Code
to advise you within 60 days of the
Portfolio's fiscal year end (December 31,
1997) as to the federal tax status of
dividends paid by the Portfolio during such
fiscal year.
During 1997, dividends were paid from net
investment income of $.74 per share
for Class A shares, $.67 per share for Class B
and C shares and $.77 for Class Z
shares and are taxable as ordinary income. In
addition, the Fund paid a special
taxable income distribution of $.02 per share
for Class A, B and C shares and
$.04 per share for Class Z shares, which is
taxable as such. We are required by
Massachusetts, Missouri and Oregon to inform
you that dividends which have been
derived from interest on federal obligations
are not taxable to shareholders
providing the Mutual Fund meets certain
requirements mandated by the respective
state's taxing authorities. We are pleased to
report that 6.95% of the dividends
paid by Prudential Structured Maturity Fund,
Inc., Income Portfolio qualifies
for such deduction.
We wish to advise you that the corporate
dividends received deduction for the
Fund is zero. Only funds that invest in U.S.
equity securities are entitled to
pass-through a corporate dividends received
deduction.
For the purpose of preparing your annual
federal income tax return, however, you
should report the amounts as reflected on the
appropriate Form 1099-DIV or
substitute Form 1099-DIV.
----------------------------------------------
----------------------------------

Comparing A $10,000 Investment.
----------------------------------------------
---------
Prudential Structured Maturity Fund, Inc. vs.
the Lehman
Bros. Intermediate Government/Corporate Bond
Index.

--Prudential Structured Maturity Fund, Inc.
Income Portfolio
//Lehman Bros. Gov't/Corp Bond Index

Past performance is not indicative of future results. Investment return and principal value will fluctuate so an investor's shares, when redeemed, may be worth more or less than their original cost.
The boxes on top of the graphs are designed to give you an idea how much the Fund's returns can fluctuate from year to year by measuring the best and worst years in terms of total annual return since inception of each share class.

These graphs are furnished to you in
accordance with SEC
regulations. They compare a $10,000 investment in the
Prudential Structured Maturity Fund (Class A,
Class B,
Class C and Class Z) with a similar investment in the
Lehman Brothers Intermediate
Government/Corporate Bond
Index by portraying the initial account values at the commencement of operations of each class, and subsequent account values at the end of the most recent reporting period (December 31, 1997), as measured on a quarterly basis, beginning in 1989 for Class A shares, in 1992 for
Class B shares, in 1994 for Class C shares and in 1996
for Class Z shares. For purposes of the
graphs, and
unless otherwise indicated, in the
accompanying tables
it has been assumed (a) that the maximum applicable front-end sales charge was deducted from the initial
$10,000 investment in Class A shares; (b) the maximum applicable contingent deferred sales charge was deducted from the value of the investment in Class B and Class C shares, assuming full redemption on December
31, 1997;
(c) all recurring fees (including management fees) were deducted; and (d) all dividends and distributions were reinvested. Class B shares automatically convert to
Class A shares, on a quarterly basis,
approximately
five years after purchase. This conversion feature is not reflected in the graph. Class Z shares do not carry a distribution fee or a sales charge.

*The numbers in parentheses ( ) show the Fund's average annual return without waiver of management fees and/or expense subsidization.

The Intermediate Government/Corporate Index is a weighted index comprised of securities issued by the U.S. government and its agencies and securities publicly issued by corporations with one to 9.99 years remaining to maturity, rated investment grade and have $50 million or more in publicly issued debt outstanding. The Index is an unmanaged index and includes the reinvestment of all dividends, but does not reflect the payment of transaction costs and advisory fees associated with an investment in the Fund. The securities that comprise the Index may differ substantially from the securities in the
Fund's portfolio. The Index is not the only index that may be used to characterize performance of bond funds and other indexes may portray different comparative performance.

Average Annual Total
Returns - Class A
------------------------
  With Sales Load
  7.06% Since Inception (6.66%)*
  5.26% for 5 Years
  3.34% for 1 Year
                           Class A
(GRAPH)
Without Sales Load
  7.49% Since Inception
  5.96% for 5 Years
  6.81% for 1


 Average Annual Total
 Returns - Class B
-----------------------
  With Sales Load
  5.25% Since Inception
  5.25% for 5 Years
  3.13% for 1 Year
                           Class B
(GRAPH)

  Without Sales Load
  5.25% Since Inception
  5.25% for 5 Years
  6.13% for 1 Year


Average Annual Total
Returns - Class C
-----------------------
  With Sales Load
  6.19% Since Inception
  5.13% for 1 Year
                           Class C
(GRAPH)

  Without Sales Load
  6.19% Since Inception
  6.13% for 1 Year


Average Annual Total
Returns - Class Z
------------------------
  Without Sales Load
  7.33% Since Inception          Class Z
(GRAPH)
  7.01% for 1 Year

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077
(800) 225-1852
http://www.prudential.com

Directors
Edward D. Beach
Eugene C. Dorsey
Delayne Dedrick Gold
Robert F. Gunia
Harry A. Jacobs, Jr.
Mendel A. Melzer, CFA
Thomas T. Mooney
Thomas H. O'Brien
Richard A. Redeker
Nancy H. Teeters
Louis A. Weil, III

Officers
Richard A. Redeker, President
Robert F. Gunia, Vice President
Grace C. Torres, Treasurer
Stephen M. Ungerman, Assistant Treasurer
S. Jane Rose, Secretary
Deborah A. Docs, Assistant Secretary

Manager
Prudential Investments Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
The Prudential Investment Corporation
Prudential Plaza
Newark, NJ 07102-3777

Distributor
Prudential Securities Incorporated
One Seaport Plaza
New York, NY 10292

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 15005
New Brunswick, NJ 08906

Independent Accountants
Price Waterhouse LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Shereff, Friedman, Hoffman & Goodman, LLP
919 Third Avenue
New York, NY 10022

The views expressed in this report and
information about the
Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

743924102  MF140E
743924201  Cat. #444113B
743924300
743924706